NVIT Blueprint Balanced Fund Expense Example - NVIT Blueprint Balanced Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	1,075
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,351
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	$ 897